Schedule of Fair Value Disclosure of Asset and Liability Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Fair Value, Inputs, Level 1 [Member] | Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 4,399	$ 7,913	$ 8,726
Restricted cash	314	64	819
Accounts payable and accrued expenses	103,012	157,157	65,724
Fair Value, Inputs, Level 1 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	4,399	7,913	8,726
Restricted cash	314	64	819
Accounts payable and accrued expenses	103,012	157,157	65,724
Fair Value, Inputs, Level 2 [Member] | Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt due to related parties, net	120,554	120,505	99,314
Customer exAlt trusts loan payable, net			52,129
Fair Value, Inputs, Level 2 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt due to related parties, net	$ 134,031	$ 129,327	96,465
Customer exAlt trusts loan payable, net			$ 56,635